Equity Offerings and Sale of Series A Preferred Units - Sale of Series A Preferred Units, Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($) $ / shares shares	Feb. 02, 2017 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2018 USD ($) Vote $ / shares	Dec. 31, 2017 USD ($)
Sale of Series A Preferred Units
Net proceeds from the sale | $						$ 87,464
Series A Preferred Unit
Sale of Series A Preferred Units
Number of preferred units issued and sold | shares	1,666,667	2,083,333
Net proceeds from the sale | $			$ 38,850	$ 48,614	$ 87,464
Preferred units liquidation preference | $ / shares					$ 24.00
Annual distribution rate percentage					8.00%
Period after quarter end for payment of distributions					45 days
Conversion price per unit | $ / shares					$ 24.00
Cash redemption rate as percentage of Issue Price, upon change of control					100.00%
Cash redemption rate as percentage of Issue Price, upon redemption eligibility date					70.00%
Common unit value redemption rate as percentage of Issue Price, upon redemption eligibility date					80.00%
Period of trading days used to determine value of common units issued for redemption					30 days
Threshold common unit market value as percentage of Issue Price, to trigger conversion eligibility					130.00%
Votes per unit | Vote					1
Private Placement | Series A Preferred Unit
Sale of Series A Preferred Units
Number of preferred units issued and sold | shares	1,666,667	2,083,333
Preferred units issued and sold, price per unit | $ / shares	$ 24.00	$ 24.00
Net proceeds from the sale | $	$ 38,900	$ 48,600